Consolidated and Combined Statements of Operations - USD ($) shares in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 21, 2020	Dec. 31, 2019
Operating Revenues:
Operating revenues	$ 16,400,000	$ 8,223,000	$ 8,115,000
Operating Costs and Expenses:
Oil and natural gas production	2,653,000	4,870,000	3,372,000
Production and ad valorem taxes	886,000	566,000	449,000
Exploration and abandonments	5,032,000	4,000	2,850,000
Depletion, depreciation and amortization	9,877,000	6,385,000	4,269,000
Accretion of discount on asset retirement obligations	51,000	89,000	72,000
General and administrative	2,775,000	4,840,000	8,682,000
Stock-based compensation	15,776,000	0	0
Total operating costs and expenses	37,050,000	16,754,000	19,694,000
Income (loss) from operations	(20,650,000)	(8,531,000)	(11,579,000)
Interest income	6,000	0	0
Interest expense	(8,000)	0	0
Other expense	0	(76,503,000)	0
Loss before income taxes	(20,652,000)	(85,034,000)	(11,579,000)
Income tax expense	(4,223,000)	0	0
Net income (loss)	$ (16,429,000)	$ (85,034,000)	$ (11,579,000)
Earnings per share:
Basic net income (in dollars per share)	$ (0.18)
Diluted net income (in dollars per share)	$ (0.18)
Weighted average shares outstanding:
Basic (in shares)	91,629
Diluted (in shares)	91,629
Crude Oil Sales [Member]
Operating Revenues:
Operating revenues	$ 15,988,000	$ 8,069,000	$ 7,849,000
Natural Gas and NGL Sales [Member]
Operating Revenues:
Operating revenues	$ 412,000	$ 154,000	$ 266,000